Corporate information and going concern (Details Narrative) - USD ($)	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Corporate Information And Going Concern
Cumulative deficit	$ 127,477,764	$ 123,075,700	$ 82,416,532
Working capital deficiency	$ 233,920	$ 937,586	$ 29,663,545